Finance Receivables - Summary of Finance Leases Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
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Lease payments	¥ 3,330,663	¥ 2,814,157
Estimated unguaranteed residual values	823,988	623,812
Total	4,154,650	3,437,970
Deferred origination costs	32,556	25,342
Less - Unearned income	(435,157)	(372,987)
Less - Allowance for credit losses	(67,560)	(56,721)
Finance leases receivables, net	¥ 3,684,489	¥ 3,033,603